INCOME TAXES, Tax Credit and Loss Carryforwards (FY) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Tax Credit and Loss Carryforwards [Abstract]
Tax loss carryforwards	$ 1,080
Tax credit carryforwards	55
2020-2024 [Member]
Tax Credit and Loss Carryforwards [Abstract]
Tax loss carryforwards	52
Tax credit carryforwards	8
2025-2029 [Member]
Tax Credit and Loss Carryforwards [Abstract]
Tax loss carryforwards	105
Tax credit carryforwards	3
2030-2039 [Member]
Tax Credit and Loss Carryforwards [Abstract]
Tax loss carryforwards	41
Tax credit carryforwards	1
Indefinite [Member]
Tax Credit and Loss Carryforwards [Abstract]
Tax loss carryforwards	882
Tax credit carryforwards	$ 43